Putnam Mortgage Opportunities Fund
The fund's portfolio
2/28/25 (Unaudited)

MORTGAGE-BACKED SECURITIES (80.6%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (34.9%)
Federal Home Loan Mortgage Corporation
REMICs FRB Ser. 5391, Class FC, (US 30 Day Average SOFR + 1.10%), 5.452%, 3/25/54	$621,958	$626,184
REMICs Ser. 4976, Class MI, IO, 4.50%, 5/25/50	2,368,683	556,246
REMICs Ser. 4949, IO, 4.00%, 1/25/50	10,667,700	2,478,549
REMICs Ser. 5116, Class BI, IO, 4.00%, 1/25/50	11,036,443	2,283,171
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	350,180	72,079
REMICs Ser. 5065, Class MI, IO, 3.50%, 1/25/51	2,978,495	570,435
REMICs Ser. 5119, Class IB, IO, 3.00%, 6/25/41	4,294,386	441,513
REMICs Ser. 5274, IO, 2.50%, 1/25/51	13,343,747	2,281,565
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 1.647%, 8/15/56	6,293,707	851,215
REMICs IFB Ser. 4979, Class SN, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.584%, 6/25/50	1,873,265	217,538
REMICs IFB Ser. 4915, Class SD, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.584%, 9/25/49	1,541,630	160,977
Federal National Mortgage Association
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	33,536	5,115
REMICs Ser. 15-69, IO, 6.00%, 9/25/45	170,004	35,680
REMICs FRB Ser. 24-93, Class FD, IO, (US 30 Day Average SOFR + 1.05%), 5.402%, 12/25/54	1,417,094	1,420,197
REMICs FRB Ser. 24-105, Class FC, (US 30 Day Average SOFR + 1.00%), 5.352%, 1/25/55	2,608,003	2,626,459
REMICs FRB Ser. 24-54, Class FC, (US 30 Day Average SOFR + 0.97%), 5.322%, 8/25/54	627,449	629,058
REMICs FRB Ser. 24-82, Class FE, IO, (US 30 Day Average SOFR + 0.95%), 5.302%, 11/25/54	3,772,038	3,766,562
Interest Strip Ser. 427, Class C93, IO, 4.50%, 8/25/42	11,176,589	1,994,340
REMICs Ser. 21-56, Class QI, IO, 4.50%, 9/25/51	3,011,214	756,186
REMICs Ser. 21-15, Class JI, IO, 4.50%, 4/25/51	2,155,349	559,663
REMICs Ser. 21-17, Class KI, IO, 4.50%, 4/25/51	2,228,056	524,187
REMICs Ser. 20-98, Class OI, IO, 4.50%, 1/25/51	8,776,088	2,291,057
REMICs Ser. 20-50, IO, 4.50%, 3/25/50	5,870,241	1,525,796
REMICs Ser. 21-14, Class CI, IO, 4.50%, 11/25/49	5,683,032	1,339,336
REMICs Ser. 21-17, Class GI, IO, 4.00%, 2/25/51	1,810,317	369,883
REMICs Ser. 21-25, Class IJ, IO, 3.50%, 5/25/51	4,849,779	925,499
REMICs Ser. 21-8, Class ID, IO, 3.50%, 3/25/51	6,845,474	1,542,300
REMICs Ser. 21-5, Class PI, IO, 3.50%, 2/25/51	2,635,547	482,848
REMICs Ser. 21-25, Class HI, IO, 3.50%, 7/25/50	5,533,982	980,389
REMICs Ser. 20-99, Class IB, IO, 3.50%, 5/25/50	7,896,253	1,466,415
REMICs Ser. 22-13, Class CI, IO, 3.00%, 12/25/51	13,453,104	2,072,350
REMICs Ser. 21-67, Class IG, IO, 3.00%, 10/25/51	3,136,408	523,348
REMICS IFB Ser. 23-58, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 6.90%), 2.548%, 12/25/53	59,506,774	4,531,179
REMICs Ser. 21-3, Class IB, IO, 2.50%, 2/25/51	10,120,156	1,662,219
REMICs IFB Ser. 19-58, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.584%, 10/25/49	8,754,796	996,029
REMICs IFB Ser. 22-43, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 5.40%), 1.048%, 7/25/52	14,055,887	889,350
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	21,284	3,206
Ser. 21-176, Class IK, IO, 5.50%, 10/20/51	4,764,347	926,127
Ser. 24-4, Class GI, IO, 5.00%, 2/20/53	7,787,365	1,902,369
Ser. 24-4, Class IG, IO, 5.00%, 12/20/52	8,080,106	1,425,128
Ser. 21-59, Class IK, IO, 5.00%, 4/20/51	6,051,511	1,208,834
Ser. 17-179, Class WI, IO, 5.00%, 12/20/47	249,188	55,306
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	335,784	62,490
Ser. 14-132, IO, 5.00%, 9/20/44	558,765	120,394
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	361,971	75,749
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	38,642	8,481
Ser. 15-79, Class GI, IO, 4.50%, 1/20/52	4,911,490	1,149,068
Ser. 22-160, Class IB, IO, 4.50%, 2/20/50	17,459,543	3,698,602
Ser. 22-139, IO, 4.50%, 9/20/49	9,926,274	2,027,263
Ser. 21-122, Class GI, IO, 4.50%, 11/20/47	7,742,948	1,821,479
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	123,992	24,512
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	77,838	13,565
Ser. 21-214, Class AI, IO, 4.00%, 12/20/51	12,547,546	2,531,564
Ser. 21-162, Class IO, IO, 4.00%, 9/20/51	3,286,498	669,119
Ser. 17-104, Class GI, IO, 4.00%, 7/20/47	5,664,264	1,125,093
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	59,462	11,163
Ser. 21-214, Class DI, IO, 3.50%, 12/20/51	8,416,970	1,438,409
Ser. 21-197, Class BI, IO, 3.50%, 11/20/51	17,525,240	2,225,376
Ser. 21-176, Class IA, IO, 3.50%, 10/20/51	13,120,506	2,352,116
Ser. 21-177, Class IG, IO, 3.50%, 10/20/51	18,517,312	2,880,901
Ser. 21-182, Class TI, IO, 3.50%, 10/20/51	8,974,417	1,775,381
Ser. 21-91, Class AI, IO, 3.50%, 5/20/51	17,795,456	3,367,972
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	2,170,458	388,710
Ser. 20-32, Class IM, IO, 3.50%, 3/16/50	10,369,130	2,076,041
Ser. 16-H18, Class QI, IO, 3.253%, 6/20/66(WAC)	669,210	33,369
FRB Ser. 16-H19, Class AI, IO, 3.075%, 9/20/66(WAC)	2,597,255	113,220
Ser. 15-H16, Class DI, IO, 3.039%, 7/20/65(WAC)	1,373,838	92,374
Ser. 22-12, Class JI, IO, 3.00%, 1/20/52	14,760,824	1,946,008
Ser. 21-191, Class HI, IO, 3.00%, 10/20/51	2,768,390	454,576
Ser. 24-186, IO, 3.00%, 9/20/51	8,862,098	1,399,890
Ser. 21-146, Class QI, IO, 3.00%, 8/20/51	14,630,659	2,356,022
Ser. 16-H15, Class AI, IO, 2.988%, 7/20/66(WAC)	4,493,577	215,633
Ser. 16-H23, Class NI, IO, 2.834%, 10/20/66(WAC)	85,193	3,558
Ser. 15-H20, Class CI, IO, 2.802%, 8/20/65(WAC)	803,132	38,558
FRB Ser. 15-H16, Class XI, IO, 2.788%, 7/20/65(WAC)	3,126,089	166,327
Ser. 22-H09, Class GI, IO, 2.698%, 4/20/72(WAC)	19,508,724	1,041,298
Ser. 16-H24, Class HI, IO, 2.698%, 9/20/66(WAC)	6,278,018	420,489
Ser. 22-H01, Class EI, IO, 2.693%, 1/20/72(WAC)	4,576,879	245,801
IFB Ser. 23-20, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 7.00%), 2.654%, 2/20/53	19,599,813	1,658,707
IFB Ser. 23-20, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 7.00%), 2.654%, 2/20/53	25,512,959	1,796,288
IFB Ser. 24-4, Class AS, IO, ((-1 x US 30 Day Average SOFR) + 6.95%), 2.604%, 1/20/54	21,816,269	2,025,521
IFB Ser. 24-4, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 6.95%), 2.604%, 1/20/54	32,104,845	2,297,262
IFB Ser. 23-173, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 6.95%), 2.604%, 11/20/53	19,539,990	1,336,399
IFB Ser. 24-7, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.40%), 2.054%, 1/20/54	22,845,199	1,415,836
Ser. 22-H09, Class IG, IO, 2.522%, 4/20/72(WAC)	14,853,764	723,081
Ser. 19-H02, Class DI, IO, 2.504%, 11/20/68(WAC)	12,305,398	589,773
Ser. 21-29, Class TI, IO, 2.50%, 2/20/51	16,269,809	3,027,948
Ser. 21-7, Class MI, IO, 2.50%, 1/20/51	15,636,344	2,285,417
Ser. 20-173, Class MI, IO, 2.50%, 11/20/50	15,291,456	2,307,681
Ser. 20-151, Class MI, IO, 2.50%, 10/20/50	4,041,482	606,799
Ser. 20-162, Class UI, IO, 2.50%, 10/20/50	13,194,569	1,891,007
Ser. 21-97, Class NI, IO, 2.50%, 8/20/49	11,801,347	1,440,842
Ser. 15-H13, Class AI, IO, 2.46%, 6/20/65(WAC)	97,956	4,689
Ser. 19-H12, Class GI, IO, 2.456%, 7/20/69(WAC)	7,606,098	343,933
Ser. 20-H04, Class AI, IO, 2.452%, 2/20/70(WAC)	6,630,455	323,553
Ser. 18-H20, Class BI, IO, 2.407%, 6/20/68(WAC)	4,166,208	188,604
Ser. 17-H02, Class BI, IO, 2.366%, 1/20/67(WAC)	1,037,314	38,438
Ser. 19-H14, Class IB, IO, 2.328%, 8/20/69(WAC)	172,269	7,638
IFB Ser. 24-126, Class LS, ((-1 x US 30 Day Average SOFR) + 6.65%), 2.304%, 8/20/54	31,622,653	2,297,674
Ser. 18-H01, Class AI, IO, 2.287%, 1/20/68(WAC)	7,012,210	329,406
IFB Ser. 13-182, Class SP, IO, ((-1 x CME Term SOFR 1 Month) + 6.59%), 2.274%, 12/20/43	540,732	69,537
Ser. 19-H07, Class EI, IO, 2.271%, 3/20/69(WAC)	15,213,972	688,265
Ser. 16-H11, Class KI, IO, 2.209%, 5/20/66(WAC)	45,614,526	1,648,783
Ser. 15-H26, Class DI, IO, 2.181%, 10/20/65(WAC)	40,712	1,898
IFB Ser. 11-156, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.49%), 2.174%, 4/20/38	23,893	3,243
IFB Ser. 23-136, Class GS, IO, ((-1 x US 30 Day Average SOFR) + 6.50%), 2.154%, 9/20/53	22,734,352	1,589,488
Ser. 16-H24, IO, 2.14%, 9/20/66(WAC)	157,125	10,320
IFB Ser. 23-149, Class SE, IO, ((-1 x US 30 Day Average SOFR) + 6.45%), 2.104%, 9/20/63	27,127,365	1,215,466
IFB Ser. 23-35, Class SH, IO, ((-1 x US 30 Day Average SOFR) + 6.45%), 2.104%, 2/20/53	13,132,964	1,082,813
Ser. 17-H19, Class MI, IO, 2.09%, 4/20/67(WAC)	1,580,559	66,534
Ser. 15-H25, Class CI, IO, 2.072%, 10/20/65(WAC)	42,505	1,533
Ser. 17-H16, Class JI, IO, 2.068%, 8/20/67(WAC)	271,942	11,643
Ser. 16-H09, Class BI, IO, 2.058%, 4/20/66(WAC)	2,475,299	108,398
IFB Ser. 24-11, Class S, IO, ((-1 x US 30 Day Average SOFR) + 6.40%), 2.054%, 1/20/54	28,019,701	1,613,540
Ser. 14-H21, Class AI, IO, 2.00%, 10/20/64(WAC)	567,873	19,947
IFB Ser. 23-152, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 6.30%), 1.954%, 10/20/53	27,361,664	2,094,784
IFB Ser. 23-40, Class SC, IO, ((-1 x US 30 Day Average SOFR) + 6.30%), 1.954%, 3/20/53	14,078,885	705,938
Ser. 19-H15, Class IH, IO, 1.944%, 9/20/69(WAC)	9,475,641	355,261
IFB Ser. 23-43, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.27%), 1.924%, 3/20/53	39,930,296	2,304,397
IFB Ser. 21-96, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 6.24%), 1.924%, 6/20/51	1,839,537	272,267
IFB Ser. 23-24, Class SQ, IO, ((-1 x US 30 Day Average SOFR) + 6.25%), 1.904%, 2/20/53	18,617,755	1,363,071
IFB Ser. 23-13, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.25%), 1.904%, 1/20/53	29,379,062	2,239,578
IFB Ser. 23-13, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 6.25%), 1.904%, 1/20/53	18,475,506	1,413,417
IFB Ser. 23-14, Class BS, IO, ((-1 x US 30 Day Average SOFR) + 6.25%), 1.904%, 1/20/53	22,362,505	1,619,267
Ser. 15-H25, Class EI, IO, 1.877%, 10/20/65(WAC)	49,215	1,427
Ser. 16-H27, Class EI, IO, 1.875%, 12/20/66(WAC)	12,236,155	458,550
IFB Ser. 21-98, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.874%, 6/20/51	9,345,134	1,355,249
IFB Ser. 21-59, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.874%, 4/20/51	7,076,494	986,299
IFB Ser. 21-49, Class SB, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.874%, 3/20/51	2,460,149	358,003
IFB Ser. 21-57, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.874%, 3/20/51	8,814,980	1,201,572
IFB Ser. 20-167, Class SC, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.874%, 11/20/50	13,658,291	2,077,830
IFB Ser. 20-112, Class MS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.874%, 8/20/50	6,674,038	920,483
IFB Ser. 23-35, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 6.20%), 1.854%, 2/20/53	15,354,784	1,055,320
Ser. 17-H04, Class BI, IO, 1.853%, 2/20/67(WAC)	1,971,031	81,094
Ser. 15-H20, Class AI, IO, 1.834%, 8/20/65(WAC)	55,882	1,369
IFB Ser. 10-26, Class QS, IO, ((-1 x CME Term SOFR 1 Month) + 6.14%), 1.824%, 2/20/40	16,668,608	1,751,732
Ser. 15-H10, Class CI, IO, 1.817%, 4/20/65(WAC)	64,937	1,549
IFB Ser. 23-56, Class AS, IO, ((-1 x US 30 Day Average SOFR) + 6.16%), 1.814%, 4/20/53	29,282,261	2,043,688
IFB Ser. 22-90, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.15%), 1.804%, 5/20/52	11,606,780	906,831
Ser. 15-H10, Class HI, IO, 1.803%, 4/20/65(WAC)	51,811	2,560
Ser. 17-H11, Class DI, IO, 1.789%, 5/20/67(WAC)	141,451	6,712
IFB Ser. 14-131, Class BS, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 1.774%, 9/16/44	2,156,571	271,779
Ser. 15-H23, Class BI, IO, 1.771%, 9/20/65(WAC)	36,454	771
Ser. 15-H26, Class EI, IO, 1.75%, 10/20/65(WAC)	71,710	2,420
IFB Ser. 19-158, Class AS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 1.724%, 9/16/43	3,262,820	321,918
IFB Ser. 23-114, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.05%), 1.704%, 8/20/53	38,325,807	2,606,573
Ser. 16-H24, Class CI, IO, 1.676%, 10/20/66(WAC)	1,775,665	34,700
IFB Ser. 22-179, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.674%, 11/20/49	11,574,125	1,302,833
IFB Ser. 19-96, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.674%, 8/20/49	14,010,324	1,688,315
IFB Ser. 24-197, Class SC, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 1.654%, 12/20/54	21,761,481	2,081,677
IFB Ser. 24-64, Class QS, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 1.654%, 4/20/54	55,697,323	4,109,866
IFB Ser. 24-51, Class HS, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 1.654%, 3/20/54	48,664,508	2,800,647
IFB Ser. 23-101, Class HS, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 1.654%, 7/20/53	23,385,944	1,406,321
IFB Ser. 23-103, Class SK, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 1.654%, 7/20/53	48,370,512	2,945,440
IFB Ser. 20-189, Class S, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 1.624%, 12/20/49	15,312,971	1,573,226
IFB Ser. 19-103, Class SC, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 1.624%, 8/20/49	11,971,876	1,350,589
Ser. 15-H25, Class AI, IO, 1.619%, 9/20/65(WAC)	91,483	1,504
IFB Ser. 23-107, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.95%), 1.604%, 7/20/53	32,264,158	1,642,835
Ser. 17-H06, Class BI, IO, 1.597%, 2/20/67(WAC)	465,403	14,511
IFB Ser. 22-160, Class IB, IO, ((-1 x US 30 Day Average SOFR) + 5.93%), 1.584%, 6/20/53	19,743,086	1,464,236
IFB Ser. 19-121, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 1.574%, 10/20/49	3,045,977	346,628
IFB Ser. 20-47, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 1.574%, 5/20/44	3,095,652	329,528
Ser. 18-H05, Class BI, IO, 1.52%, 2/20/68(WAC)	921,555	42,071
IFB Ser. 24-30, Class SU, IO, ((-1 x US 30 Day Average SOFR) + 5.85%), 1.504%, 2/20/54	33,337,915	2,028,739
IFB Ser. 23-184, Class SJ, IO, ((-1 x US 30 Day Average SOFR) + 5.85%), 1.504%, 12/20/53	29,925,866	1,911,419
IFB Ser. 23-114, Class SK, IO, ((-1 x US 30 Day Average SOFR) + 5.85%), 1.504%, 8/20/53	44,652,951	2,704,071
Ser. 17-H08, Class NI, IO, 1.466%, 3/20/67(WAC)	200,957	6,722
IFB Ser. 24-97, Class S, IO, ((-1 x US 30 Day Average SOFR) + 5.80%), 1.454%, 6/20/54	48,657,651	2,657,987
IFB Ser. 24-30, Class WS, IO, ((-1 x US 30 Day Average SOFR) + 5.80%), 1.454%, 2/20/54	43,044,735	2,230,531
IFB Ser. 22-45, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 5.80%), 1.454%, 5/20/50	33,362,166	2,448,036
Ser. 17-H06, Class MI, IO, 1.439%, 2/20/67(WAC)	602,843	24,506
Ser. 16-H04, Class KI, IO, 1.431%, 2/20/66(WAC)	8,387,095	203,119
IFB Ser. 24-30, Class EI, ((-1 x US 30 Day Average SOFR) + 5.77%), 1.424%, 2/20/54	57,251,728	3,379,100
Ser. 15-H04, Class AI, IO, 1.408%, 12/20/64(WAC)	1,338,640	42,522
IFB Ser. 24-4, Class NS, IO, ((-1 x US 30 Day Average SOFR) + 5.75%), 1.404%, 1/20/54	20,223,238	1,286,912
IFB Ser. 23-20, Class PS, IO, ((-1 x US 30 Day Average SOFR) + 5.75%), 1.404%, 2/20/53	52,586,028	2,544,049
FRB Ser. 21-H08, IO, 1.381%, 1/20/71(WAC)	24,256,551	1,034,615
IFB Ser. 24-4, Class GS, IO, ((-1 x US 30 Day Average SOFR) + 5.70%), 1.354%, 1/20/54	23,196,273	1,346,442
IFB Ser. 23-40, Class SH, IO, ((-1 x US 30 Day Average SOFR) + 5.70%), 1.354%, 3/20/53	14,854,539	692,379
IFB Ser. 23-43, Class S, IO, ((-1 x US 30 Day Average SOFR) + 5.60%), 1.254%, 3/20/53	26,518,862	1,135,790
IFB Ser. 22-63, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 5.60%), 1.254%, 11/20/46	3,823,688	315,227
Ser. 17-H09, IO, 1.209%, 4/20/67(WAC)	224,423	6,450
Ser. 17-H10, Class MI, IO, 1.18%, 4/20/67(WAC)	2,161,973	62,226

		201,391,840
Commercial mortgage-backed securities (20.7%)
BANK
FRB Ser. 20-BN30, Class XA, IO, 1.275%, 12/15/53(WAC)	17,889,824	979,303
FRB Ser. 20-BN26, Class XA, IO, 1.196%, 3/15/63(WAC)	14,248,355	648,123
FRB Ser. 24-BNK48, Class XA, IO, 1.148%, 10/15/57(WAC)	9,489,496	812,926
BANK 144A Ser. 18-BN11, Class D, 3.00%, 3/15/61	609,000	453,827
Bank5 FRB Ser. 24-5YR10, Class XA, 1.191%, 10/15/57(WAC)	17,689,670	834,701
Barclays Commercial Mortgage Trust 144A
Ser. 19-C4, Class D, 3.25%, 8/15/52	1,010,000	608,544
Ser. 19-C4, Class E, 3.25%, 8/15/52	793,000	388,920
FRB Ser. 19-C5, Class F, 2.574%, 11/15/52(WAC)	1,261,000	714,624
Ser. 19-C5, Class E, 2.50%, 11/15/52	867,000	635,424
BBCMS Mortgage Trust
FRB Ser. 24-5C29, Class XA, IO, 1.60%, 9/15/57(WAC)	25,145,565	1,584,535
FRB Ser. 25-C32, Class XA, IO, 1.13%, 2/15/62(WAC)	12,265,000	1,079,170
BDS, Ltd. 144A FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 5.498%, 11/16/38 (Cayman Islands)	497,324	498,059
Benchmark Mortgage Trust
FRB Ser. 18-B1, Class C, 4.204%, 1/15/51(WAC)	608,000	529,007
FRB Ser. 24-V11, Class XA, IO, 0.56%, 11/15/57(WAC)	38,676,000	946,754
Benchmark Mortgage Trust 144A
FRB Ser. 18-B3, Class D, 3.053%, 4/10/51(WAC)	1,504,000	991,773
Ser. 19-B11, Class D, 3.00%, 5/15/52	963,000	464,861
Ser. 18-B1, Class D, 2.75%, 1/15/51	1,021,000	576,657
Ser. 19-B13, Class D, 2.50%, 8/15/57	1,295,000	702,081
BMO Mortgage Trust FRB Ser. 24-5C6, Class XA, IO, 1.353%, 9/15/57(WAC)	15,372,975	799,664
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 4.866%, 2/10/44(WAC)	2,210,000	1,292,392
Cantor Commercial Real Estate Lending FRB Ser. 19-CF3, Class XA, IO, 0.678%, 1/15/53(WAC)	12,728,245	319,116
CD Commercial Mortgage Trust
FRB Ser. 17-CD3, Class C, 4.532%, 2/10/50(WAC)	615,000	253,934
Ser. 17-CD3, Class B, 3.984%, 2/10/50(WAC)	888,000	592,717
Ser. 17-CD4, Class B, 3.947%, 5/10/50(WAC)	1,620,000	1,518,999
CD Commercial Mortgage Trust 144A
Ser. 17-CD3, Class D, 3.25%, 2/10/50	889,000	202,492
Ser. 19-CD8, Class D, 3.00%, 8/15/57	507,000	293,838
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.08%, 12/15/47(WAC)	1,801,000	1,661,874
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class C, 4.78%, 5/10/47(WAC)	723,040	671,976
FRB Ser. 17-P7, Class C, 4.379%, 4/14/50(WAC)	373,000	317,523
FRB Ser. 15-P1, Class C, 4.374%, 9/15/48(WAC)	725,000	692,351
FRB Ser. 15-GC31, Class D, 4.03%, 6/10/48(WAC)	1,541,000	288,214
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class C, 5.107%, 9/10/45(WAC)	627,421	570,988
FRB Ser. 13-GC17, Class D, 5.076%, 11/10/46(WAC)	1,899,741	1,821,158
FRB Ser. 15-GC27, Class D, 4.397%, 2/10/48(WAC)	461,787	444,990
Ser. 14-GC25, Class D, 3.548%, 10/10/47	239,000	132,765
Ser. 15-GC27, Class E, 3.00%, 2/10/48	1,067,000	887,154
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 5.095%, 11/10/46(WAC)	215,043	200,273
FRB Ser. 14-CR17, Class C, 4.807%, 5/10/47(WAC)	2,834,500	2,606,401
FRB Ser. 14-CR16, Class C, 4.794%, 4/10/47(WAC)	1,226,000	1,154,102
FRB Ser. 14-UBS4, Class C, 4.719%, 8/10/47(WAC)	324,000	247,801
FRB Ser. 14-UBS3, Class C, 4.657%, 6/10/47(WAC)	301,000	215,615
FRB Ser. 14-UBS6, Class C, 4.442%, 12/10/47(WAC)	159,701	157,406
Ser. 14-CR17, Class B, 4.377%, 5/10/47	492,763	481,936
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	1,450,806	1,366,024
Ser. 14-UBS5, Class AM, 4.193%, 9/10/47(WAC)	864,632	847,817
Ser. 14-UBS3, Class AM, 4.012%, 6/10/47	1,387,231	1,326,453
FRB Ser. 14-CR14, Class C, 3.773%, 2/10/47(WAC)	650,000	610,438
FRB Ser. 15-CR26, Class D, 3.462%, 10/10/48(WAC)	875,000	718,003
COMM Mortgage Trust 144A
FRB Ser. 12-LC4, Class D, 5.375%, 12/10/44(WAC)	2,277,000	1,661,930
FRB Ser. 13-LC13, Class D, 5.37%, 8/10/46(WAC)	278,000	238,504
FRB Ser. 13-CR13, Class D, 5.095%, 11/10/46(WAC)	2,060,000	1,264,899
FRB Ser. 14-CR17, Class D, 4.871%, 5/10/47(WAC)	1,247,000	1,021,798
FRB Ser. 14-CR17, Class E, 4.871%, 5/10/47(WAC)	804,000	574,780
FRB Ser. 14-CR19, Class D, 4.511%, 8/10/47(WAC)	228,458	218,561
FRB Ser. 13-CR7, Class D, 4.243%, 3/10/46(WAC)	905,256	845,736
FRB Ser. 15-LC19, Class E, 4.122%, 2/10/48(WAC)	1,070,000	841,726
FRB Ser. 14-CR15, Class D, 3.97%, 2/10/47(WAC)	923,000	853,157
FRB Ser. 14-CR14, Class D, 3.773%, 2/10/47(WAC)	1,479,000	1,210,712
Ser. 12-CR4, Class B, 3.703%, 10/15/45	2,145,000	1,546,737
Ser. 13-LC6, Class E, 3.50%, 1/10/46	460,000	412,744
Ser. 17-COR2, Class D, 3.00%, 9/10/50	1,656,000	1,439,114
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C3, Class C, 4.354%, 8/15/48(WAC)	1,277,000	1,113,225
FRB Ser. 15-C2, Class B, 4.208%, 6/15/57(WAC)	1,694,000	1,644,884
FRB Ser. 15-C2, Class C, 4.185%, 6/15/57(WAC)	915,000	846,932
FRB Ser. 15-C2, Class D, 4.185%, 6/15/57(WAC)	1,121,000	884,727
CSAIL Commercial Mortgage Trust 144A Ser. 19-C17, Class D, 2.50%, 9/15/52	594,000	287,339
Federal Home Loan Mortgage Corporation Multifamily Structured Credit Risk FRB Ser. 21-MN1, Class M2, 8.102%, 1/25/51	1,350,000	1,407,245
Federal Home Loan Mortgage Corporation 144A
Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 8.352%, 11/25/51	2,059,000	2,146,982
Multifamily Structired Credit Risk FRB Ser. 21-MN1, Class M1, 6.352%, 1/25/51	919,480	916,329
Government National Mortgage Association FRB Ser. 24-32, IO, 0.705%, 6/16/63	16,476,097	848,656
GS Mortgage Securities Trust
FRB Ser. 14-GC24, Class B, 4.414%, 9/10/47(WAC)	2,306,000	2,164,658
Ser. 14-GC22, Class AS, 4.113%, 6/10/47	2,222,000	2,064,507
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.363%, 8/10/43(WAC)	397,000	377,396
FRB Ser. 14-GC24, Class D, 4.435%, 9/10/47(WAC)	1,635,000	923,891
FRB Ser. 13-GC13, Class D, 3.875%, 7/10/46(WAC)	739,000	520,995
Ser. 17-GS5, Class D, 3.509%, 3/10/50(WAC)	3,043,000	971,411
Ser. 19-GC38, Class D, 3.00%, 2/10/52	439,000	355,043
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class B, 4.509%, 9/15/47(WAC)	399,000	380,550
FRB Ser. 14-C22, Class C, 4.509%, 9/15/47(WAC)	354,000	323,825
FRB Ser. 14-C25, Class B, 4.347%, 11/15/47(WAC)	1,947,000	1,814,941
FRB Ser. 13-C12, Class D, 3.98%, 7/15/45(WAC)	1,169,000	1,100,687
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.511%, 2/15/47(WAC)	1,135,000	989,436
FRB Ser. 14-C23, Class D, 4.09%, 9/15/47(WAC)	2,466,000	2,103,781
FRB Ser. 13-C12, Class E, 3.98%, 7/15/45(WAC)	625,000	435,219
FRB Ser. 14-C25, Class D, 3.942%, 11/15/47(WAC)	1,390,000	717,268
Ser. 13-C14, Class F, 3.598%, 8/15/46(WAC)	402,000	34,085
JPMCC Commercial Mortgage Securities Trust 144A FRB Ser. 17-JP7, Class D, 4.425%, 9/15/50(WAC)	388,000	225,849
JPMDB Commercial Mortgage Securities Trust
Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	566,000	371,991
Ser. 17-C5, Class A4, 3.414%, 3/15/50	610,716	595,625
JPMDB Commercial Mortgage Securities Trust 144A FRB Ser. 16-C2, Class D, 3.322%, 6/15/49(WAC)	1,101,000	489,287
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class D, 4.417%, 4/15/46(WAC)	740,000	194,258
FRB Ser. 13-C10, Class C, 4.075%, 12/15/47(WAC)	517,939	488,682
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 7.668%, 2/12/51(WAC)	27,713	34,414
FRB Ser. 11-C3, Class D, 5.537%, 2/15/46(WAC)	450,000	383,451
FRB Ser. 12-LC9, Class D, 3.567%, 12/15/47(WAC)	2,291,000	2,161,565
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 (In default)(NON)(WAC)	643,000	43,892
Ser. 12-C6, Class G, 2.972%, 5/15/45(WAC)	100,000	75,944
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 12-C6, Class C, 4.536%, 11/15/45(WAC)	694,593	631,970
FRB Ser. 17-C34, Class C, 4.171%, 11/15/52(WAC)	691,000	587,454
FRB Ser. 15-C23, Class B, 4.133%, 7/15/50(WAC)	1,555,000	1,529,299
Ser. 14-C19, Class C, 4.00%, 12/15/47	357,638	346,328
FRB Ser. 13-C10, Class B, 3.98%, 7/15/46(WAC)	1,348,757	1,261,114
FRB Ser. 13-C9, Class C, 3.717%, 5/15/46(WAC)	269,000	241,364
Ser. 13-C9, Class B, 3.708%, 5/15/46(WAC)	1,451,226	1,378,696
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 4.707%, 10/15/46(WAC)	1,139,000	1,035,592
FRB Ser. 13-C12, Class E, 4.707%, 10/15/46(WAC)	405,000	308,398
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45(WAC)	1,441,000	83,317
FRB Ser. 12-C6, Class E, 4.489%, 11/15/45(WAC)	1,303,000	516,592
FRB Ser. 15-C24, Class E, 4.315%, 5/15/48(WAC)	677,000	558,818
FRB Ser. 15-C23, Class D, 4.133%, 7/15/50(WAC)	1,242,000	1,203,187
FRB Ser. 13-C10, Class F, 3.98%, 7/15/46(WAC)	1,286,000	95,663
FRB Ser. 13-C9, Class G, 3.805%, 5/15/46(WAC)	1,500,000	849,231
Ser. 15-C24, Class D, 3.257%, 5/15/48	2,004,000	1,777,916
Ser. 14-C19, Class D, 3.25%, 12/15/47	574,000	511,291
Ser. 17-C34, Class D, 2.70%, 11/15/52	663,000	440,145
Morgan Stanley Capital I Trust
FRB Ser. 18-H3, Class C, 4.849%, 7/15/51(WAC)	823,000	779,018
FRB Ser. 16-UB12, Class C, 4.114%, 12/15/49(WAC)	498,000	380,370
FRB Ser. 16-BNK2, Class C, 3.877%, 11/15/49(WAC)	571,000	473,118
FRB Ser. 16-UB11, Class C, 3.691%, 8/15/49(WAC)	2,580,000	2,472,788
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class D, 5.336%, 3/15/45(WAC)	621,531	615,195
FRB Ser. 12-C4, Class E, 5.336%, 3/15/45(WAC)	392,000	151,343
FRB Ser. 11-C3, Class G, 4.942%, 7/15/49(WAC)	753,000	672,576
PFP, Ltd. 144A
FRB Ser. 23-10, Class AS, 7.336%, 9/16/38 (Bermuda)	593,000	595,216
FRB Ser. 22-9, Class AS, 7.098%, 8/19/35 (Bermuda)	768,000	770,880
UBS Commercial Mortgage Trust FRB Ser. 18-C11, Class C, 4.881%, 6/15/51(WAC)	641,000	583,104
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45(WAC)	503,044	474,574
FRB Ser. 17-C1, Class D, 4.861%, 6/15/50(WAC)	1,223,000	938,146
FRB Ser. 18-C11, Class D, 3.00%, 6/15/51(WAC)	2,195,000	1,232,962
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class D, 4.974%, 1/15/59(WAC)	371,000	315,240
FRB Ser. 15-C31, Class C, 4.59%, 11/15/48(WAC)	711,000	687,748
Ser. 15-C31, Class D, 3.852%, 11/15/48	1,322,000	1,149,265
FRB Ser. 19-C52, Class XA, IO, 1.559%, 8/15/52(WAC)	17,331,529	928,634
FRB Ser. 21-C59, Class XA, IO, 1.50%, 4/15/54(WAC)	23,508,875	1,540,426
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C31, Class E, 4.59%, 11/15/48(WAC)	783,000	538,329
FRB Ser. 15-C30, Class D, 4.484%, 9/15/58(WAC)	1,040,000	1,007,003
Ser. 14-LC16, Class D, 3.938%, 8/15/50	219,085	27,598
FRB Ser. 13-LC12, Class D, 3.837%, 7/15/46(WAC)	381,000	216,602
Ser. 17-RB1, Class D, 3.401%, 3/15/50	1,112,000	575,882
Ser. 16-C33, Class D, 3.123%, 3/15/59	1,519,000	1,323,078
Ser. 20-C55, Class D, 2.50%, 2/15/53	919,000	579,230
WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C23, Class B, 4.287%, 10/15/57(WAC)	1,125,000	1,045,547
Ser. 14-C21, Class C, 4.234%, 8/15/47(WAC)	816,000	777,234
FRB Ser. 14-C21, Class B, 4.213%, 8/15/47(WAC)	2,210,745	2,138,697
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 4.995%, 6/15/44(WAC)	806,022	735,391
FRB Ser. 13-C15, Class D, 4.149%, 8/15/46(WAC)	1,317,468	636,996
FRB Ser. 13-C11, Class D, 4.064%, 3/15/45(WAC)	1,510,000	1,278,890
WFRBS Commercial Mortgage Trust FRB Ser. 13-C15, Class C, 4.149%, 8/15/46(WAC)	2,326,000	1,944,827

		119,655,353
Residential mortgage-backed securities (non-agency) (25.0%)
A&D Mortgage Trust 144A
Ser. 23-NQM4, Class A2, stepped-coupon 7.826% (8.826%, 10/1/27), 9/25/68(STP)	2,632,151	2,690,287
Ser. 24-NQM1, Class A1, 6.195%, 2/25/69	1,902,825	1,921,919
Ser. 23-NQM2, Class A1, 6.132%, 5/25/68	1,057,483	1,063,341
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 4.624%, 5/25/47	1,375,214	808,598
Arroyo Mortgage Trust 144A Ser. 20-1, Class M1, 4.277%, 3/25/55	442,000	392,655
Bear Stearns Alt-A Trust
FRB Ser. 05-8, Class 21A1, 5.451%, 10/25/35(WAC)	230,485	192,127
FRB Ser. 05-10, Class 11A1, (CME Term SOFR 1 Month + 0.61%), 4.934%, 1/25/36	79,619	75,158
Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, (CME Term SOFR 1 Month + 0.57%), 4.894%, 9/25/46	1,771,777	1,605,940
BRAVO Residential Funding Trust 144A Ser. 24-NQM2, Class A1, stepped-coupon 6.285% (7.285%, 2/1/28), 2/25/64(STP)	3,539,644	3,580,110
Cascade Funding Mortgage Trust, LLC 144A FRB Ser. 24-HB13, Class M1, 3.00%, 5/25/34(WAC)	3,750,000	3,547,695
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (CME Term SOFR 1 Month + 0.29%), 4.614%, 11/25/47	720,863	634,106
CIM Trust 144A FRB Ser. 24-R1, Class A1, 4.75%, 6/25/64(WAC)	720,828	710,404
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (CME Term SOFR 1 Month + 0.46%), 4.784%, 3/25/37	147,283	125,124
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 1.50%), 6.186%, 9/25/35	542,760	482,727
Ser. 06-43CB, Class 1A10, 6.00%, 2/25/37	3,454,498	1,796,947
FRB Ser. 06-OA10, Class 3A1, (CME Term SOFR 1 Month + 0.49%), 4.814%, 8/25/46	161,994	143,158
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 4.814%, 8/25/46	195,840	166,781
FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.29%), 4.606%, 2/20/47	1,011,866	810,371
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 06-OA5, Class 2A1, (CME Term SOFR 1 Month + 0.51%), 4.834%, 4/25/46	27,186	23,309
Credit Suisse Mortgage Capital Certificates 144A FRB Ser. 20-SPT1, Class M1, 3.388%, 4/25/65(WAC)	392,000	373,200
CSMC Mortgaged-Backed Trust FRB Ser. 07-1, Class 1A3, 5.989%, 2/25/37(WAC)	5,500,790	1,292,111
CSMC Trust 144A Ser. 21-RPL7, Class A1, 4.191%, 7/27/61(WAC)	303,494	302,954
Deutsche Alt-B Securities Mortgage Loan Trust Ser. 06-AB4, Class A4B, 6.50%, 10/25/36	1,911,053	1,653,051
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (US 30 Day Average SOFR + 10.61%), 14.966%, 5/25/28	247,352	262,450
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B2, (US 30 Day Average SOFR + 10.00%), 14.466%, 7/25/29	517,338	579,425
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (US 30 Day Average SOFR + 10.11%), 14.466%, 7/25/28	245,499	262,796
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (US 30 Day Average SOFR + 9.46%), 13.816%, 4/25/28	293,981	307,549
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class B, (US 30 Day Average SOFR + 8.91%), 13.266%, 3/25/28	367,330	374,022
Seasoned Credit Risk Transfer Trust Ser. 18-1, Class M, 4.75%, 5/25/57(WAC)	667,896	648,820
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (US 30 Day Average SOFR + 12.36%), 16.716%, 2/25/49	2,642,000	3,281,163
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (US 30 Day Average SOFR + 11.11%), 15.466%, 10/25/48	3,028,000	3,864,025
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class B2, (US 30 Day Average SOFR + 11.00%), 15.352%, 3/25/42	2,600,000	2,983,929
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (US 30 Day Average SOFR + 10.86%), 15.216%, 1/25/49	439,000	547,221
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (US 30 Day Average SOFR + 10.61%), 14.966%, 3/25/49	755,000	911,602
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA3, Class B2, (US 30 Day Average SOFR + 9.46%), 13.816%, 6/25/50	750,000	991,952
Structured Agency Credit Risk Trust FRB Ser. 19-FTR1, Class B2, (US 30 Day Average SOFR + 8.46%), 12.816%, 1/25/48	3,900,000	4,725,810
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (US 30 Day Average SOFR + 7.86%), 12.216%, 9/25/48	1,318,000	1,545,348
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B2, (US 30 Day Average SOFR + 7.71%), 12.066%, 3/25/50	3,000,000	3,668,571
Structured Agency Credit Risk Trust FRB Ser. 19-HQA3, Class B2, (US 30 Day Average SOFR + 7.61%), 11.966%, 9/25/49	1,000,000	1,141,998
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M2, (US 30 Day Average SOFR + 6.75%), 11.102%, 6/25/42	1,471,000	1,648,301
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class B2, (US 30 Day Average SOFR + 6.25%), 10.602%, 10/25/33	2,879,000	3,586,808
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M2, (US 30 Day Average SOFR + 5.35%), 9.702%, 8/25/42	3,160,000	3,450,626
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M2, (US 30 Day Average SOFR + 5.25%), 9.602%, 3/25/42	2,759,000	2,971,980
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class B2, (US 30 Day Average SOFR + 5.21%), 9.566%, 1/25/50	800,000	887,660
Structured Agency Credit Risk Trust FRB Ser. 19-FTR3, Class FTR3, (US 30 Day Average SOFR + 4.91%), 9.265%, 9/25/47	800,000	869,353
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA1, Class B2, (US 30 Day Average SOFR + 4.75%), 9.102%, 1/25/51	1,100,000	1,225,893
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M2, (US 30 Day Average SOFR + 3.75%), 8.102%, 2/25/42	1,975,000	2,064,680
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	244,000	234,857
Seasoned Credit Risk Transfer Trust Ser. 17-3, Class M2, 4.75%, 7/25/56(WAC)	387,909	378,788
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	1,799,000	1,685,913
Seasoned Credit Risk Transfer Trust FRB Ser. 20-1, Class M, 4.25%, 8/25/59(WAC)	1,120,000	1,065,170
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (US 30 Day Average SOFR + 12.86%), 17.216%, 10/25/28	812,584	911,953
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (US 30 Day Average SOFR + 11.86%), 16.216%, 10/25/28	338,367	376,177
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (US 30 Day Average SOFR + 11.86%), 16.216%, 8/25/28	26,401	28,802
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (US 30 Day Average SOFR + 10.36%), 14.716%, 1/25/29	570,842	631,253
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2B, (US 30 Day Average SOFR + 9.61%), 13.966%, 5/25/29	595,073	665,760
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (US 30 Day Average SOFR + 9.36%), 13.716%, 4/25/29	1,547,575	1,722,137
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1B2, (US 30 Day Average SOFR + 10.60%), 14.952%, 5/25/42	500,000	583,233
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2B1, (US 30 Day Average SOFR + 6.75%), 11.103%, 9/25/42	500,000	561,514
Connecticut Avenue Securities Trust FRB Ser. 23-R03, Class 2B1, (US 30 Day Average SOFR + 6.35%), 10.702%, 4/25/43	850,000	959,197
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1B1, (US 30 Day Average SOFR + 5.25%), 9.602%, 3/25/42	500,000	538,355
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M2, (US 30 Day Average SOFR + 4.75%), 9.103%, 9/25/42	1,000,000	1,085,654
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2B1, (US 30 Day Average SOFR + 4.50%), 8.852%, 4/25/42	2,540,000	2,693,992
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 8.852%, 1/25/42	2,146,000	2,262,371
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (US 30 Day Average SOFR + 4.21%), 8.566%, 9/25/31	1,014,120	1,081,015
Connecticut Avenue Securities Trust FRB Ser. 23-R08, Class 1B1, (US 30 Day Average SOFR + 3.55%), 7.902%, 10/25/43	1,500,000	1,587,739
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 7.352%, 1/25/42	2,727,000	2,805,606
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M2, (US 30 Day Average SOFR + 2.00%), 6.352%, 11/25/41	3,100,000	3,139,334
GS Mortgage-Backed Securities Trust 144A
FRB Ser. 24-HE1, Class A1, (US 30 Day Average SOFR + 1.60%), 5.952%, 8/25/54	3,230,117	3,232,533
Ser. 24-RPL4, Class A1, stepped-coupon 3.90% (4.90%, 7/1/28), 9/25/61(STP)	310,088	301,410
GSAA Home Equity Trust
Ser. 07-2, Class AF4A, 6.483%, 3/25/37	1,160,396	326,059
FRB Ser. 06-8, Class 2A2, (CME Term SOFR 1 Month + 0.47%), 4.794%, 5/25/36	74,820	16,054
FRB Ser. 06-1, Class A1, (CME Term SOFR 1 Month + 0.29%), 4.614%, 1/25/36	996,385	282,708
FRB Ser. 06-17, Class A1, (CME Term SOFR 1 Month + 0.23%), 4.554%, 11/25/36	8,331,357	2,015,559
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (CME Term SOFR 1 Month + 0.42%), 4.744%, 5/25/37	293,978	164,214
Home Re, Ltd. 144A FRB Ser. 22-1, Class B1, (US 30 Day Average SOFR + 9.00%), 13.352%, 10/25/34 (Bermuda)	900,000	1,018,281
HOMES Trust 144A Ser. 24-NQM1, Class A1, stepped-coupon 5.915% (6.915%, 7/1/28), 7/25/69(STP)	910,230	917,129
HTAP 144A FRB Ser. 24-1, Class A, 7.00%, 4/25/37	1,456,753	1,457,431
Imperial Fund Mortgage Trust 144A
Ser. 23-NQM1, Class A1, 5.941%, 2/25/68	972,666	974,871
Ser. 22-NQM4, Class A3, 5.04%, 6/25/67	1,095,115	1,091,440
IndyMac INDX Mortgage Loan Trust FRB Ser. 06-AR11, Class 2A1, 4.152%, 6/25/36(WAC)	19,872	17,382
JPMorgan Mortgage Trust 144A
FRB Ser. 24-VIS2, Class A1, 5.853%, 11/25/64	4,272,400	4,304,228
FRB Ser. 24-10, Class A11, (US 30 Day Average SOFR + 1.25%), 5.602%, 3/25/55	1,936,475	1,942,484
FRB Ser. 25-2, Class A11, (US 30 Day Average SOFR + 1.25%), 5.59%, 7/25/55	4,195,000	4,205,467
FRB Ser. 24-HE2, Class A1, (US 30 Day Average SOFR + 1.20%), 5.546%, 10/20/54	973,426	975,082
Lehman XS Trust FRB Ser. 06-17, Class 1A4A, (CME Term SOFR 1 Month + 0.45%), 4.774%, 8/25/46	2,847,749	2,479,185
LHOME Mortgage Trust 144A Ser. 23-RTL4, Class A1, 7.628%, 11/25/28	1,045,000	1,063,176
Merrill Lynch Mortgage Investors Trust FRB Ser. 06-HE3, Class A4, (CME Term SOFR 1 Month + 0.61%), 4.934%, 6/25/37	768,020	203,601
MFA Trust Ser. 24-NPL1, Class A1, stepped-coupon 6.33% (9.33%, 9/25/27), 9/25/54(STP)	262,558	263,935
MFA Trust 144A Ser. 23-NQM3, Class A1, 6.617%, 7/25/68	518,333	523,482
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (CME Term SOFR 1 Month + 0.34%), 3.35%, 2/26/37	321,634	297,538
Morgan Stanley Residential Mortgage Loan Trust 144A
Ser. 24-NQM1, Class A1, stepped-coupon 6.152% (7.152%, 2/1/28), 12/25/68(STP)	1,334,588	1,348,972
FRB Ser. 24-3, Class AF, (US 30 Day Average SOFR + 1.35%), 5.702%, 7/25/54	2,275,862	2,284,048
PRET, LLC 144A Ser. 24-RN2, Class A1, stepped-coupon 7.125%, (10.125%, 6/25/27), 4/25/54(STP)	3,915,585	3,942,421
PRMI Securitization Trust 144A FRB Ser. 24-CMG1, Class A1, (US 30 Day Average SOFR + 1.45%), 5.779%, 7/25/54	3,953,153	3,959,482
PRPM Trust 144A Ser. 24-NQM2, Class A1, stepped-coupon 6.327% (7.292%, 7/1/28), 6/25/69(STP)	887,665	904,548
Saluda Grade Alternative Mortgage Trust 144A
Ser. 24-RTL5, Class A1, stepped-coupon 7.762% (9.262%, 9/1/26), 4/25/30(STP)	3,584,000	3,636,777
Ser. 24-RTL4, Class A1, stepped-coupon 7.50% (8.50%, 7/1/26), 2/25/30(STP)	1,023,000	1,031,778
FRB Ser. 24-RTL6, Class A1, 7.439%, 7/25/30	2,979,000	3,010,313
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR1, Class 2A1, (CME Term SOFR 1 Month + 0.47%), 4.794%, 1/25/37	22,752	19,973
FRB Ser. 06-AR7, Class A1BG, (CME Term SOFR 1 Month + 0.23%), 4.554%, 8/25/36	138,757	122,726
Towd Point HE Trust 144A Ser. 21-HE1, Class A1, 0.918%, 2/25/63(WAC)	584,909	572,937
Unlock Hea Trust 144A Ser. 23-1, Class A, 7.00%, 10/25/38	674,537	675,827
Verus Securitization Trust 144A FRB Ser. 23-INV3, Class A1, 6.876%, 11/25/68(WAC)	1,904,488	1,936,633
VOLT XCIV, LLC 144A Ser. 21-NPL3, Class A1, stepped-coupon 6.24% (6.239%, 1/25/25), 2/27/51 STP	809,169	809,891
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13, Class A1C4, (CME Term SOFR 1 Month + 0.97%), 5.294%, 10/25/45	32,306	31,442

		144,553,892

Total mortgage-backed securities (cost $458,053,184)		$465,601,085

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (59.6%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (15.9%)
Government National Mortgage Association Pass-Through Certificates
5.50%, TBA, 3/1/55	$13,000,000	$13,034,023
5.00%, TBA, 3/1/55	67,000,000	66,170,469
4.50%, TBA, 3/1/55	8,000,000	7,720,438
4.00%, TBA, 3/1/55	5,000,000	4,712,281

		91,637,211
U.S. Government Agency Mortgage Obligations (43.7%)
Uniform Mortgage-Backed Securities
6.00%, TBA, 3/1/55	102,000,000	103,682,335
5.50%, TBA, 3/1/55	81,000,000	81,113,645
4.50%, TBA, 4/1/55	26,000,000	25,020,885
4.50%, TBA, 3/1/55	26,000,000	25,062,526
3.50%, TBA, 3/1/55	1,000,000	907,168
3.00%, TBA, 3/1/55	4,000,000	3,485,000
2.50%, TBA, 3/1/55	16,000,000	13,375,043

		252,646,602

Total U.S. government and agency mortgage obligations (cost $339,470,859)		$344,283,813

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Bonds
4.500%, 5/15/38(i)	$122,000	$126,413
4.250%, 11/15/40(i)	299,000	297,008
4.125%, 8/15/53(i)	245,000	230,118
3.125%, 2/15/42(i)	67,000	56,319
U.S. Treasury Notes 2.875%, 8/15/28(i)	148,000	142,919

Total U.S. treasury obligations (cost $852,777)		$852,777

ASSET-BACKED SECURITIES (1.0%)(a)
	Principal amount	Value
Station Place Securitization Trust 144A
FRB Ser. 24-10, Class A, (CME Term SOFR 1 Month + 0.90%), 5.222%, 10/27/25	$2,000,000	$2,010,763
FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 5.222%, 8/4/25	1,855,000	1,856,455
FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 5.222%, 6/22/25	1,805,000	1,806,417

Total asset-backed securities (cost $5,660,000)		$5,673,635

SHORT-TERM INVESTMENTS (15.5%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.50%(AFF)	Shares	69,043,748	$69,043,748
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31%(P)	Shares	3,822,000	3,822,000
U.S. Treasury Bills 4.312%, 4/8/25(SEG)(SEGSF)		$10,100,000	10,057,284
U.S. Treasury Bills 4.298%, 4/22/25(SEG)(SEGSF)		6,800,000	6,760,074

Total short-term investments (cost $89,679,706)			$89,683,106
TOTAL INVESTMENTS

Total investments (cost $893,716,526)			$906,094,416

FUTURES CONTRACTS OUTSTANDING at 2/28/25 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized depreciation
U.S. Treasury Note 2 yr (Short)	2,400	$496,725,000	$496,725,000	Jun-25	$(1,866,432)
U.S. Treasury Note Ultra 10 yr (Short)	1,284	146,697,000	146,697,000	Jun-25	(2,008,394)

Unrealized appreciation					—

Unrealized (depreciation)					(3,874,826)

Total					$(3,874,826)

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 2/28/25 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/Contract amount	Premium receivable/(payable)	Unrealized appreciation/ (depreciation)
BNP Paribas
3.65/US SOFR/Jun-35 (Purchased)	Jun-25/3.65	$152,711,200	$(2,340,299)	$(197,456)
3.55/US SOFR/May-35 (Purchased)	May-25/3.55	152,711,200	(2,493,010)	(1,053,096)
(3.70)/US SOFR/May-35 (Written)	May-25/3.70	76,355,600	1,656,917	574,653
(3.80)/US SOFR/Jun-35 (Written)	Jun-25/3.80	76,355,600	1,565,290	47,951
(3.00)/US SOFR/May-35 (Written)	May-25/3.00	76,355,600	381,778	251,821
(3.10)/US SOFR/Jun-35 (Written)	Jun-25/3.10	76,355,600	335,965	96,284
Bank of America N.A.
(3.428)/US SOFR/Aug-37 (Purchased)	Aug-27/3.428	30,052,000	(1,729,493)	266,171
3.428/US SOFR/Aug-37 (Purchased)	Aug-27/3.428	30,052,000	(1,729,493)	(639,356)
Goldman Sachs International
3.70/US SOFR/Jul-35 (Purchased)	Jul-25/3.70	152,711,200	(1,832,534)	826,778
(3.85)/US SOFR/Jul-35 (Written)	Jul-25/3.85	76,355,600	1,242,687	(571,063)
(3.15)/US SOFR/Jul-35 (Written)	Jul-25/3.15	76,355,600	267,245	(79,563)

Unrealized appreciation				2,063,658

Unrealized (depreciation)				(2,540,534)

Total				$(476,876)

TBA SALE COMMITMENTS OUTSTANDING at 2/28/25 (proceeds receivable $52,785,313) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 5.00%, 3/1/55	$23,000,000	3/20/25	$22,715,236
Uniform Mortgage-Backed Securities, 4.50%, 3/1/55	26,000,000	3/13/25	25,062,526
Uniform Mortgage-Backed Securities, 4.00%, 3/1/55	6,000,000	3/13/25	5,625,175

Total			$53,402,937

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/28/25 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$105,233,400	$4,910,506		$(1,389)	9/24/34	US SOFR — Annually	3.194% — Annually	$(5,526,027)
		736,283,000	469,749	(E)	(2,327,965)	3/19/27	3.85% — Annually	US SOFR — Annually	(2,797,714)
		5,779,000	9,732	(E)	(93,863)	3/19/30	3.75% — Annually	US SOFR — Annually	(103,595)
		209,725,000	477,334	(E)	(4,777,555)	3/19/35	3.75% — Annually	US SOFR — Annually	(4,300,220)
		54,652,000	1,691,261	(E)	3,772,650	3/19/55	US SOFR — Annually	3.55% — Annually	2,081,389

	Total				$(3,428,122)				$(10,646,167)
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 2/28/25 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.13 Index	B+/P	$2,024,056	$4,734,000	$1,489,316	12/16/72	500 bp — Monthly	$537,369
	CMBX NA BB.6 Index	CCC-/P	647,506	1,901,954	443,726	5/11/63	500 bp — Monthly	204,837
	CMBX NA BBB-.16 Index	BBB-/P	50,237	221,000	29,481	4/17/65	300 bp — Monthly	20,829
	Goldman Sachs International
	CMBX NA BBB-.16 Index	BBB-/P	23,410	114,000	15,208	4/17/65	300 bp — Monthly	8,241
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	CCC+/P	23,189	289,000	118,259	5/11/63	500 bp — Monthly	(94,909)
	CMBX NA BB.6 Index	CCC-/P	806,690	800,312	186,713	5/11/63	500 bp — Monthly	620,422
	Merrill Lynch International
	CMBX NA BB.6 Index	CCC-/P	22,364	102,146	23,831	5/11/63	500 bp — Monthly	(1,410)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.13 Index	B+/P	830,316	1,841,000	579,179	12/16/72	500 bp — Monthly	252,160
	CMBX NA BBB-.16 Index	BBB-/P	25,914	114,000	15,208	4/17/65	300 bp — Monthly	10,744

Upfront premium received			4,453,682		Unrealized appreciation			1,654,602

Upfront premium (paid)			—		Unrealized (depreciation)			(96,319)

	Total		$4,453,682				Total	$1,558,283
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at February 28, 2025. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 2/28/25 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(203,261)	$438,000	$179,230	11/17/59	(500 bp) — Monthly	$(24,275)
	CMBX NA BB.10 Index	(170,874)	424,000	173,501	11/17/59	(500 bp) — Monthly	2,391
	CMBX NA BB.10 Index	(89,870)	223,000	91,252	11/17/59	(500 bp) — Monthly	1,257
	CMBX NA BB.8 Index	(249,406)	536,765	232,634	10/17/57	(500 bp) — Monthly	(17,070)
	CMBX NA BBB-.12 Index	(290,603)	1,024,000	158,003	8/17/61	(300 bp) — Monthly	(132,941)
	Goldman Sachs International
	CMBX NA BB.10 Index	(376,522)	836,000	342,091	11/17/59	(500 bp) — Monthly	(34,895)
	CMBX NA BBB-.12 Index	(1,229,726)	4,663,000	719,501	8/17/61	(300 bp) — Monthly	(511,779)
	Merrill Lynch International
	CMBX NA BB.10 Index	(2,674)	47,000	19,232	11/17/59	(500 bp) — Monthly	16,532
	Morgan Stanley & Co. International PLC
	CMBX NA BB.8 Index	(143,186)	303,794	131,664	10/17/57	(500 bp) — Monthly	(11,690)
	CMBX NA BBB-.12 Index	(340,040)	1,069,000	164,947	8/17/61	(300 bp) — Monthly	(175,449)
	CMBX NA BBB-.8 Index	(707,311)	2,755,502	390,730	10/17/57	(300 bp) — Monthly	(317,500)

Upfront premium received		—			Unrealized appreciation		20,180

Upfront premium (paid)		(3,803,473)			Unrealized (depreciation)		(1,225,599)

	Total	$(3,803,473)				Total	$(1,205,419)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
CMT	U.S. Constant Maturity Treasury
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OTC	Over-the-counter
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2024 through February 28, 2025 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
Putnam Mortgage Opportunities Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company.
The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $577,625,981.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/25
Short-term investments
	Putnam Short Term Investment Fund Class P‡	$94,133,636	$301,592,076	$326,681,964	$2,873,807	$69,043,748

	Total Short-term investments	$94,133,636	$301,592,076	$326,681,964	$2,873,807	$69,043,748
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $6,255,777.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $2,450,778.
At the close of the reporting period, the fund has deposited cash valued at $15,451,901 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,087,350 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,450,778 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$5,673,635	$—
Mortgage-backed securities	—	465,601,085	—
U.S. government and agency mortgage obligations	—	344,283,813	—
U.S. treasury obligations	—	852,777	—
Short-term investments	3,822,000	85,861,106	—

Totals by level	$3,822,000	$902,272,416	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(3,874,826)	$—	$—
Forward premium swap option contracts	—	(476,876)	—
TBA sale commitments	—	(53,402,937)	—
Interest rate swap contracts	—	(7,218,045)	—
Credit default contracts	—	(297,345)	—

Totals by level	$(3,874,826)	$(61,395,203)	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com